CONVERTIBLE LOANS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Schedule of Convertible Components
The conversion of the 2012 Convertible loans into ordinary shares was performed according to their fair value as of the IPO closing date, July 2, 2018. The following parameters were used:

	July 2	December 31
	2018	2017

Price per share*	$865	$908.78
Volatility	62%	55%
Probability of entering Phase 2b/3	NA	70%
Probability for IPO	100%	85%

* The price per share as of July 2, 2018 was based on quoted price on Nasdaq before the shares split. As of December 31, 2017, the valuation of the Company's financial liabilities was based on the market approach by using the price per share, prior to IPO split, of $908.78 per preferred B share as a basis for the fair market value (see Note 8b).

Schedule of Convertible Loans
Convertible loans
U.S. dollars in thousands
Balance as of January 1, 2016	8,053
Additions during 2016	6,110
Financial expenses	105
Changes in fair value	452
Balance as of December 31, 2016	14,720
Maturity during period	(1,053)
Conversion to Series B-1 preferred shares	(11,695)
Financial expenses	48
Changes in fair value	1,873
Balance as of December 31, 2017	3,893
Changes in fair value up to IPO	245
Conversion into Ordinary shares on IPO (see Note 10b)	(4,138)
Balance as of December 31, 2018	-

Warrants to purchase preferred shares and shares (Level 3)
U.S. dollars in thousands
Balance as of January 1, 2016	215
Additions during 2016	1,319
Changes in fair value	103
Balance as of December 31, 2016	1,637
Conversion to warrants to purchase Series B preferred shares	(1,988)
Changes in fair value	351
Balance as of December 31, 2017	-